Recapitalization - Schedule of BC2 Shares was Determined (Details)	12 Months Ended
Dec. 31, 2025 shares
Schedule of BC2 Shares was Determined [Line Items]
BC2 Shares	127,361,990
BC2’s shares after conversion ratio	11,450,000
Class A Ordinary Shares [Member]
Schedule of BC2 Shares was Determined [Line Items]
BC2 Shares	127,361,990
BC2’s shares after conversion ratio	11,450,000